UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Fund Management, L.P.
Address:    One Market Plaza
            Steuart Tower, 22nd Floor
            San Francisco CA. 94105

Form 13F File Number:   28-13169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Linda Fitzgerald
Title:      Chief Compliance Officer
Phone:      415-281-1000

Signature Place and Date of Signing:



Linda Fitzgerald                    San Francisco CA        May 15, 2009

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            75

Form 13F Information Table Value Total:            469,836 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.


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


NAME OF ISSUER             TITLE                 VALUE X               SH/  PUT/  INV.   OTHER
                           OF CLASS CUSIP        1000      SHARES      PRN  CALL  DISC.  MGR         VOTING AUTH
                                                                                                SOLE       SHR  NONE

ABBOTT LABS                  COM     002824100   4168      87,370       SH        SOLE          87,370
ALEXION PHARMACEUTICALS      COM     015351109   9791      259,987      SH        SOLE          259,987
INC
AMAG PHARMACEUTICALS INC     COM     00163U106   799       21,731       SH        SOLE          21,731
AMERICAN MED SYS HLDGS INC   COM     02744M108   5256      471,417      SH        SOLE          471,417
AMKOR TECHNOLOGY INC         COM     031652100   732       632,646      SH        SOLE          632,646
AMYLIN PHARMACEUTICALS INC   COM     032346108   7434      632,646      SH        SOLE          632,646
AMYLIN PHARMACEUTICALS INC   CNV     032346AF5   2702      4,400,000   PRN        SOLE          0
ANADYS PHARMACEUTICALS INC   COM     03252Q408   416       61,204       SH        SOLE          61,204
ANALOG DEVICES INC           COM     032654105   999       51,804       SH        SOLE          51,804
BAIDU INC                    COM     056752108   1054      5,965        SH        SOLE          5,965
BIGBAND NETWORKS INC         COM     089750509   281       42,839       SH        SOLE          42,839
BIOMARIN PHARMACEUTICAL      COM     09061G101   1810      146,592      SH        SOLE          146,592
INC
BIOVAIL CORP                 COM     09067J109   2727      249,058      SH        SOLE          249,058
BOSTON SCIENTIFIC CORP       COM     101137107   8831      1,110,864    SH        SOLE          1,110,864
CARDINAL HEALTH INC          COM     14149Y108   2245      71,326       SH        SOLE          71,326
CIENA CORP                   CNV     171779AB7   1590      2,689,000   PRN        SOLE          0
CIGNA CORP                   COM     125509109   798       45,382       SH        SOLE          45,382
CVS CAREMARK CORPORATION     COM     126650100   3521      128,073      SH        SOLE          128,073
DATA DOMAIN INC              COM     23767P109   172       926          SH   PUT  SOLE          0
DATA DOMAIN INC              COM     23767P109   2051      163,179      SH        SOLE          163,179
DAVITA INC                   COM     23918K108   4798      109,161      SH        SOLE          109,161
DELL INC                     COM     24702R101   13391     1,412,584    SH        SOLE          1,412,584
DOLLAR TREE INC              COM     256746108   29528     662,810      SH        SOLE          662,810
EDWARDS LIFESCIENCES CORP    COM     28176E108   3394      55,983       SH        SOLE          55,983
EMULEX CORP                  COM     292475209   971       193,083      SH        SOLE          193,083
EVERGREEN ENERGY INC         COM     30024B104   272       195,816      SH        SOLE          195,816
FIRST SOLAR INC              COM     336433107   24578     185,210      SH        SOLE          185,210
FREEPORT-MCMORAN COPPER &    COM     35671D857   16142     423,570      SH        SOLE          423,570
GO
GILEAD SCIENCES INC          COM     375558103   2641      57,018       SH        SOLE          57,018
GOODYEAR TIRE & RUBR CO      COM     382550101   7036      1,123,931    SH        SOLE          1,123,931
HEWLETT PACKARD CO           COM     428236103   34546     1,077,546    SH        SOLE          1,077,546
ILLUMINA INC                 COM     452327109   16151     433,704      SH        SOLE          433,704
JA SOLAR HOLDINGS CO LTD     COM     466090107   1639      486,430      SH        SOLE          486,430
LABORATORY CORP AMER HLDGS   COM     50540R409   6150      105,139      SH        SOLE          105,139
LEVEL 3 COMMUNICATIONS INC   CNV     52729NAS9   496       588,000     PRN        SOLE          0
LOWES COS INC                COM     548661107   22716     1,244,717    SH        SOLE          1,244,717
MARTIN MARIETTA MATLS INC    COM     573284106   10413     131,317      SH        SOLE          131,317
MAXIM INTEGRATED PRODS INC   COM     57772K101   3193      241,659      SH        SOLE          241,659
METTLER TOLEDO               COM     592688105   1326      25,829       SH        SOLE          25,829
INTERNATIONAL
NESS TECHNOLOGIES INC        COM     64104X108   748       253,545      SH        SOLE          253,545
NETAPP INC                   COM     64110D104   78        579          SH   PUT  SOLE          0
NETAPP INC                   COM     64110D104   2586      174,258      SH        SOLE          174,258
NVIDIA CORP                  COM     67066G104   14764     1,497,343    SH        SOLE          1,497,343
PAR PHARMACEUTICAL COS INC   COM     69888P106   3643      384,664      SH        SOLE          384,664
PAREXEL INTL CORP            COM     699462107   1161      119,276      SH        SOLE          119,276
PHARMACEUTICAL PROD DEV      COM     717124101   2568      108,284      SH        SOLE          108,284
INC
PHARMACEUTICAL RES INC       CNV     717125AC2   9429      10,207,000  PRN        SOLE          0
PONIARD PHARMACEUTICALS      COM     732449301   990       462,522      SH        SOLE          462,522
INC
PSYCHIATRIC SOLUTIONS INC    COM     74439H108   2243      142,603      SH        SOLE          142,603
QUALCOMM INC                 COM     747525103   3933      101,076      SH        SOLE          101,076
ROSS STORES INC              COM     778296103   35353     985,310      SH        SOLE          985,310
SAVIENT PHARMACEUTICALS      COM     80517Q100   3600      727,255      SH        SOLE          727,255
INC
SCHEIN HENRY INC             COM     806407102   2633      65,836       SH        SOLE          65,836
SEAGATE TECHNOLOGY           COM     G7945J104   23860     3,970,079    SH        SOLE          3,970,079
SEPRACOR INC                 CNV     817315AW4   3734      3,869,000   PRN        SOLE          0
SILICON LABORATORIES INC     COM     826919102   97        287          SH  CALL  SOLE          0
SPDR SERIES TRUST            ETF     78464A888   1201      113,100      SH        SOLE          113,100
ST JUDE MED INC              COM     790849103   4736      130,372      SH        SOLE          130,372
STAPLES INC                  COM     855030102   22983     1,269,075    SH        SOLE          1,269,075
SUNPOWER CORP                COM     867652109   353       1,102        SH   PUT  SOLE          0
SUNTECH PWR HLDGS CO LTD     COM     86800C104   5487      469,331      SH        SOLE          469,331
TEXTRON INC                  COM     883203101   395       68,775       SH        SOLE          68,775
TRANSOCEAN INC               CNV     893830AU3   7116      7,677,000   PRN        SOLE          0
ULTA SALON COSMETCS &        COM     90384S303   287       43,343       SH        SOLE          43,343
FRAG I
UNITED THERAPEUTICS CORP     COM     91307C102   10239     154,924      SH        SOLE          154,924
DEL
UNITEDHEALTH GROUP INC       COM     91324P102   793       37,906       SH        SOLE          37,906
UNIVERSAL HLTH SVCS INC      COM     913903100   2808      73,233       SH        SOLE          73,233
VERIGY LTD                   COM     Y93691106   1108      134,255      SH        SOLE          134,255
VERTEX PHARMACEUTICALS INC   COM     92532F100   6882      239,550      SH        SOLE          239,550
WALGREEN CO                  COM     931422109   19573     753,969      SH        SOLE          753,969
WATSON PHARMACEUTICALS INC   CNV     942683AC7   3376      3,458,000   PRN        SOLE          0
WELLPOINT INC                COM     94973V107   822       21,646       SH        SOLE          21,646
WYETH                        COM     983024100   7733      179,660      SH        SOLE          179,660
WYNDHAM WORLDWIDE CORP       COM     98310W108   1043      248,235      SH        SOLE          248,235
ZIMMER HLDGS INC             COM     98956P102   4723      129,394      SH        SOLE          129,394



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